Bitwise Crypto Industry Innovators ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.2%

Consumer Discretionary — 1.7%
MercadoLibre*	695	$588,137

Financials — 38.3%
Bakkt Holdings*	1,071,658	1,275,273
Cboe Global Markets	5,122	642,657
CME Group, Cl A	3,721	625,724
Coinbase Global, Cl A*	91,921	3,253,084
DBS Group Holdings	25,844	653,615
Galaxy Digital Holdings*	1,373,569	3,923,180
Interactive Brokers Group, Cl A	8,351	604,195
NU Holdings, Cl A*	147,373	599,808
Silvergate Capital, Cl A*	74,438	1,295,221
		12,872,757
Information Technology — 59.2%
Applied Digital*	934,150	1,718,836
Argo Blockchain*	7,544,666	571,758
Bit Digital*	1,204,566	722,739
Bitfarms*	2,875,010	1,188,240
Block, Cl A*	9,640	605,778
Canaan ADR*	752,614	1,550,385
Cleanspark*	656,458	1,339,174
Hive Blockchain Technologies*	885,952	1,275,033
Hut 8 Mining*	1,591,531	1,362,542
Intel	22,349	590,684
Iris Energy*	713,524	891,905
Marathon Digital Holdings*	285,362	975,938
MicroStrategy, Cl A*	21,175	2,997,745
Northern Data*	230,724	1,488,518
PayPal Holdings*	8,804	627,021
Riot Platforms*	397,550	1,347,694
Visa, Cl A	3,020	627,435
		19,881,425
Total Common Stock
(Cost $79,243,025)		33,342,319

Total Investments - 99.2%
(Cost $79,243,025)		$33,342,319

Percentages are based on net assets of $33,621,609.

††	More narrow industries are utilized for compliance purposes,

whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

BIT-QH-001-0400

1